UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D/A
                        Amendment No. 1

                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 August 28, 2012 to September 25, 2012

 Commission File Number of issuing entity: 333-159791-04

 Sequoia Mortgage Trust 2011-2
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-159791-01

 Sequoia Residential Funding, Inc.
 (Exact name of depositor as specified in its charter)

 RWT Holdings, Inc.
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 38-3851354
 38-3851355
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                      21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  A-1                                  _____    _____     __X___   ____________
  B-1                                  _____    _____     __X___   ____________
  B-2                                  _____    _____     __X___   ____________
  B-3                                  _____    _____     __X___   ____________
  B-4                                  _____    _____     __X___   ____________
  B-5                                  _____    _____     __X___   ____________
  A-IO                                 _____    _____     __X___   ____________
  R                                    _____    _____     __X___   ____________
  LTR                                  _____    _____     __X___   ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____


 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On December 3, 2012 a revision was made to the September 25, 2012 distribution which was made to holders of the certificates issued by Sequoia Mortgage Trust 2011-2. The distribution report was revised because extraordinary expenses were incorrectly being passed through the waterfall as a loss.

 The revised distribution report is attached as an Exhibit to this Form 10-D/A. Please see Item 9(b), Exhibit 99.1 for the related information.

 No assets securitized by Sequoia Residential Funding, Inc. (the "depositor") and held by Sequoia Mortgage Trust 2011-2 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from August 28, 2012 to September 25, 2012.

 RWT Holdings, Inc. an affiliate of the depositor, is the sponsor and the Securitizer of assets held by Sequoia Mortgage Trust 2011-2. The Securitizer filed its first Form ABS-15G on February 6, 2012 and filed its most recent quarterly form ABS-15G on April 10, 2012. The CIK number of the Securitizer is 0001530239.

 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

       (99.1) Amended monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2011-2, relating to the September 25, 2012 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Sequoia Residential Funding, Inc.

 (Depositor)

 /s/ John Isbrandtsen
 John Isbrandtsen, Chairman of the Board and Chief
 Executive Officer
 Date: December 11, 2012


EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Amended monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2011-2, relating to the September 25, 2012 distribution.